Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
Note 11 — Subsequent Events
On January 18, 2023, the Company’s shareholders voted to amend the Company’s amended and restated memorandum and articles of association (the “Extension Proposal”) to extend from January 22, 2023 to April 22, 2023 (the “Extended Date”) the date (the “Termination Date”) by which the Company must mandatorily liquidate the
C
ompany.
Additionally, in the event that the Company has not consummated an initial business combination by the Extended Date, the Board may extend the Termination Date up to six times, each by one additional month (for a total of up to six additional months to complete a business combination) (each, an “Additional Extension Date”), provided that the Company deposits into the Trust Account for each Additional Extension Date the lesser of (a) $140,000 or (b) $0.04 for each Public Share that is then-outstanding.
In connection with the vote to approve the Extension Proposal, the holders of 24,703,445 Class A ordinary shares of ESGEN properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.35 per share, for a
n aggregate
redemption amount of $255,875,757